Subsequent Events - Proportions of total Payable Copper (Details) - Mar. 20, 2023 - CIK0001853021 Metals Acquisition Corp [Member]	Total	t	T
Subsequent Event
Threshold Quantity of Refined Copper delivered to the Purchaser		33,000	33,000
Redemptions Backstop Facility
Subsequent Event
1st Anniversary of the Closing Date to 5th Anniversary	3.00%
5th Anniversary until 33,000 metric tonnes of Refined Copper delivered to the Purchaser (the "Threshold Quantity")	4.875%
Thereafter from the date that the Threshold Quantity has been met	2.25%
Redemptions Backstop Facility | Subsequent Event
Subsequent Event
Closing to 1st Anniversary of the Closing Date	0.00%
1st Anniversary of the Closing Date to 5th Anniversary	3.00%
5th Anniversary until 33,000 metric tonnes of Refined Copper delivered to the Purchaser (the "Threshold Quantity")	4.875%
Thereafter from the date that the Threshold Quantity has been met	2.25%